Overview: Purchase price over net assets acquired (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 19, 2017
NON-CURRENT:
Asset	$ 57,515,881	$ 56,181,821
NON-CURRENT:
Bank loans	238,235	175,515
Deferred income tax	3,004,584	3,081,668	$ 3,033,930
Total liabilities	$ 18,744,704	$ 19,500,432
Airplan
CURRENT:
Cash and cash equivalents				$ 37,716
Other non-current liabilities				189,372
Current assets				227,088
NON-CURRENT:
Land, furniture and equipment				3,400
Intangible assets, airport concessions - Net				7,232,588
Total non-current assets				7,235,988
Asset				7,463,076
CURRENT:
Current liabilities				551,000
NON-CURRENT:
Bank loans				3,424,897
Deferred income tax				861,483
Other non-current liabilities				27
Total non-current liabilities				4,286,407
Total liabilities				4,837,407
Net assets acquired under the business combination				2,625,669
Total consideration				4,100,624
Goodwill at acquisition date (Note 8.1)				$ 1,474,955